Consolidated Statements of Comprehensive (Loss) / Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ (751.1)	$ 98.3	$ 259.1
Other comprehensive income / (loss)
Foreign currency translation gains / (losses)	48.4	113.3	(64.9)
Unrealized gains / (losses), net of tax	5.3		(8.3)
Reclassification for gains included in net income, net of tax			(0.8)
Total other comprehensive income / (loss), net of tax	53.7	113.3	(74.0)
Comprehensive (loss) / income	(697.4)	211.6	185.1
Comprehensive loss / (income) attributable to noncontrolling interest	0.7	(1.0)	1.8
Comprehensive (loss) / income attributable to common shareholders	$ (696.7)	$ 210.6	$ 186.9